DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Others, net	¥ 21,804	25,319	5,266
DayOne
DISCONTINUED OPERATIONS
Percentage of equity interest	35.60%
DayOne | Sales commission, procurement service fee and licensed software fee
DISCONTINUED OPERATIONS
Net revenue	¥ 34,404	1,684	0
DayOne | Guarantee fees and management support service fees [Member]
DISCONTINUED OPERATIONS
Others, net	59,017	85,292	60,964
DayOne | Elimination of unrealized profit
DISCONTINUED OPERATIONS
Financial results of discontinued operations	¥ 25,450	¥ 7,476	¥ 0